Organization and principal activities - Income Statement and Cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable interest entity
Total revenue	¥ 245,948	$ 35,659	¥ 942,380	¥ 2,451,287
Net loss	(244,038)	(35,382)	(1,171,165)	(220,288)
Net cash used in operating activities	(126,983)	(18,410)	(60,618)	(324,995)
Net cash provided by (used in) investing activities	(159,268)	(23,091)	(43,725)	5,848
Net cash provided by (used in) financing activities	(58,654)	(8,503)	(307,129)	(46,557)
Net decrease in cash, cash equivalents and restricted cash	(333,493)	(48,349)	(419,792)	(397,842)
Cash, cash equivalents and restricted cash at the beginning of the year	516,238	74,847	936,030	1,333,872
Cash, cash equivalents and restricted cash at the end of the year	182,745	$ 26,498	516,238	936,030
VIE
Variable interest entity
Total revenue	239,879		905,284	2,450,937
Net loss	(43,722)		(1,031,939)	(83,285)
Net cash used in operating activities	(77,162)		(20,162)	(312,630)
Net cash provided by (used in) investing activities	(8,355)		(43,725)	14,500
Net cash provided by (used in) financing activities	(70,695)		(167,363)	134,964
Net decrease in cash, cash equivalents and restricted cash	(156,212)		(231,250)	(163,166)
Cash, cash equivalents and restricted cash at the beginning of the year	251,873		483,123	646,289
Cash, cash equivalents and restricted cash at the end of the year	¥ 95,661		¥ 251,873	¥ 483,123